Fair Value Measurements - Schedule of Carrying Value and Fair Value of Investments Classified as Available for Sale Security (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	₨ 7,408	$ 107	₨ 7,041
Fixed Rate Bank of Mauritius Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value			7,041
Non-current investments, fair value			₨ 7,088	$ 109